                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13f

                               FORM 13f COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2005

Check here if Amendment [    ];  Amendment Number: ___
         This Amendment (Check only one.):    [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Menno Insurance Service d/b/a MMA Capital Management
Address:             1110 North Main Street
                     Goshen
                     Indiana  46528

13f File Number:     28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Howard L. Brenneman
Title:               President
Phone:               574/533-9511

Signature, Place, and Date of Signing:

   /s/ Howard L. Brenneman                 Goshen, IN               07/27/05
---------------------------------    -----------------------    ---------------
         [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13f HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13f NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13f COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         FORM 13f SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  -0-

                                            ----------------------
Form 13f Information Table Entry Total:     $       337,753,986.00

                                            ----------------------
Form 13f Information Table Value Total:     $       348,826,053.00
                                            ----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.                   13f File Number        Name

    ____________          28 - __________        _______________________________

    [Repeat as necessary.]

MENNO INSURANCE SERVICE

                                  TITLE OF                            FAIR                        INVESTMENT
ISSUER                             CLASS            CUSIP         MARKET VALUE     SHARES         DISCRETION       VOTING AUTHORITY
------                            --------        ---------       ------------     -------        ----------       ----------------
AT&T Corp                          Common         001957505           225,053       11,820           Sole          Sole      11820
Air Products & Chemicals Inc       Common         009158106         5,946,786       98,620           Sole          Sole      98620
Allstate Corp                      Common         020002101         5,817,260       97,360           Sole          Sole      97360
Alltel Corp                        Common         020039103           310,777        4,990           Sole          Sole      4990
American International Group       Common         026874107         7,892,885      135,850           Sole          Sole      135850
Amgen Inc                          Common         031162100         2,267,250       37,500           Sole          Sole      37500
Anadarko Petroleum Corp            Common         032511107         7,775,498       94,650           Sole          Sole      94650
Apache Corp                        Common         037411105           312,018        4,830           Sole          Sole      4830
Applied Materials                  Common         038222105         1,582,404       97,800           Sole          Sole      97800
BB&T Corp                          Common         054937107           326,555        8,170           Sole          Sole      8170
BP PLC                             Common         055622104        14,792,169      237,130           Sole          Sole      237130
Bank of America Corp               Common         060505104         8,608,887      188,750           Sole          Sole      188750
Bank of New York Co Inc            Common         064057102           221,606        7,700           Sole          Sole      7700
Bellsouth Corp                     Common         079860102           717,921       27,020           Sole          Sole      27020
Biomet Inc                         Common         090613100         2,396,413       69,201           Sole          Sole      69200.5
Burlington Resources Inc           Common         122014103           320,944        5,810           Sole          Sole      5810
Cardinal Health Inc                Common         14149Y108         9,678,046      168,080           Sole          Sole      168080
Chubb Corp                         Common         171232101         4,748,787       55,470           Sole          Sole      55470
Cisco Systems Inc                  Common         17275R102         4,474,260      234,500           Sole          Sole      234500
Citigroup Inc                      Common         172967101         9,864,095      213,370           Sole          Sole      213370
Colgate-Palmolive Co               Common         194162103         2,495,500       50,000           Sole          Sole      50000
Comcast Corp                       Common         20030N101           828,703       27,020           Sole          Sole      27020
ConocoPhillips                     Common         20825C104         1,181,419       20,550           Sole          Sole      20550
Deere & Co                         Common         244199105           238,384        3,640           Sole          Sole      3640
Dell Inc                           Common         24702R101         5,465,210      138,500           Sole          Sole      138500
Devon Energy Corp                  Common         25179M103           364,389        7,190           Sole          Sole      7190
Dollar General Corp                Common         256669102         5,069,620      248,999           Sole          Sole      248999
Dover Corp                         Common         260003108         4,085,110      112,290           Sole          Sole      112290

TUESDAY, JULY 26, 2005                                               PAGE 1 OF 4

                                  TITLE OF                            FAIR                        INVESTMENT
ISSUER                             CLASS            CUSIP         MARKET VALUE     SHARES         DISCRETION       VOTING AUTHORITY
------                            --------        ---------       ------------     -------        ----------       ----------------
EMC Corp/Mass                      Common         268648102           759,260       55,380           Sole          Sole      55380
Ensco International                Common         26874Q100         2,042,040       57,120           Sole          Sole      57120
Emerson Electric Co                Common         291011104         6,920,615      110,500           Sole          Sole      110500
Equity Office Properties Trust     Common         294741103           203,896        6,160           Sole          Sole      6160
Federal Home Loan Mortgage         Common         313400301           664,694       10,190           Sole          Sole      10190
Federal National Mortgage Assn     Common         313586109         7,754,352      132,780           Sole          Sole      132780
FEDEX Corp                         Common         31428X106         1,967,733       24,290           Sole          Sole      24290
First Data Corp                    Common         319963104         4,375,260      109,000           Sole          Sole      109000
Ford Motor Co                      Common         345370860           274,022       26,760           Sole          Sole      26760
Gannett Co                         Common         364730101         3,574,282       50,250           Sole          Sole      50250
General Mills Inc                  Common         370334104         3,977,150       85,000           Sole          Sole      85000
Goldman Sachs Group Inc            Common         38141G104         4,229,749       41,460           Sole          Sole      41460
Hartford Financial Svcs Group      Common         416515104           245,278        3,280           Sole          Sole      3280
Hewlett Packard Co                 Common         428236103         1,001,526       42,600           Sole          Sole      42600
Intel Corp                         Common         458140100         5,334,100      205,000           Sole          Sole      205000
International Paper Co             Common         460146103           219,023        7,250           Sole          Sole      7250
JPMorgan Chase & Co                Common         46625H100         6,190,960      175,282           Sole          Sole      175282
Jabil Circuit Inc                  Common         466313103         6,194,676      201,584           Sole          Sole      201584
Johnson & Johnson                  Common         478160104        10,725,000      165,000           Sole          Sole      165000
Keycorp Inc                        Common         493267108           207,188        6,250           Sole          Sole      6250
Kimberly-Clark Corp                Common         494368103         5,802,093       92,700           Sole          Sole      92700
Kraft Foods Inc                    Common         50075N104           251,299        7,900           Sole          Sole      7900
Kroger Co                          Common         501044101           214,468       11,270           Sole          Sole      11270
Lehman Brothers Holdings           Common         524908100           263,092        2,650           Sole          Sole      2650
Lowe's Companies                   Common         548661107         6,695,300      115,000           Sole          Sole      115000
MBNA Corp                          Common         55262L100         5,611,582      214,510           Sole          Sole      214510
Marsh & Mclennan Companies         Common         571748102           218,553        7,890           Sole          Sole      7890
Masco Corp                         Common         574599106         5,394,118      169,840           Sole          Sole      169840
McDonalds Corp                     Common         580135101           519,202       18,710           Sole          Sole      18710
Medtronic, Inc                     Common         585055106         9,089,145      175,500           Sole          Sole      175500

TUESDAY, JULY 26, 2005                                               PAGE 2 OF 4

                                  TITLE OF                            FAIR                        INVESTMENT
ISSUER                             CLASS            CUSIP         MARKET VALUE     SHARES         DISCRETION       VOTING AUTHORITY
------                            --------        ---------       ------------     -------        ----------       ----------------
Merck & Co Inc                     Common         589331107         2,094,400       68,000           Sole          Sole      68000
Merrill Lynch Co                   Common         590188108           475,836        8,650           Sole          Sole      8650
MetLife Inc                        Common         59156R108           432,772        9,630           Sole          Sole      9630
Microsoft Corp                     Common         594918104         8,544,960      344,000           Sole          Sole      344000
Morgan Stanley Dean Witter         Common         617446448           848,440       16,170           Sole          Sole      16170
National City Corp                 Common         635405103           276,713        8,110           Sole          Sole      8110
Newell Rubbermaid, Inc             Common         651229106         5,070,768      212,700           Sole          Sole      212700
Norfolk Southern Corp              Common         655844108         3,086,712       99,700           Sole          Sole      99700
Nortel Networks Corp               Common         656568102           164,404       62,990           Sole          Sole      62990
Oracle Corp                        Common         68389X105         5,412,000      410,000           Sole          Sole      410000
PNC Financial Services Group       Common         693475105           233,089        4,280           Sole          Sole      4280
Penney J C & Co                    Common         708160106           209,794        3,990           Sole          Sole      3990
Pepsico Inc                        Common         713448108         9,302,925      172,500           Sole          Sole      172500
Pfizer Inc                         Common         717081103         9,542,680      346,000           Sole          Sole      346000
Pitney Bowes Inc                   Common         724479100         5,400,200      124,000           Sole          Sole      124000
Procter & Gamble Co                Common         742718109         9,073,000      172,000           Sole          Sole      172000
Protective Life                    Common         743674103         2,025,293       47,970           Sole          Sole      47970
Regions Financial Corp             Common         7591EP100           237,499        7,010           Sole          Sole      7010
SBC Communications Inc             Common         78387G103         4,220,375      177,700           Sole          Sole      177700
St Paul Travelers Cos Inc          Common         792860108           403,601       10,210           Sole          Sole      10210
Schlumberger Ltd                   Common         806857108         3,926,098       51,700           Sole          Sole      51700
Sonoco Products                    Common         835495102         5,277,210      199,140           Sole          Sole      199140
Sprint Corp                        Common         852061100           547,966       21,840           Sole          Sole      21840
State Street Corp                  Common         857477103           532,198       11,030           Sole          Sole      11030
Steelcase Inc.                     Common         858155203           328,245       23,700           Sole          Sole      23700
Sun Microsystems Inc               Common         866810104           138,756       37,200           Sole          Sole      37200
Suntrust Banks                     Common         867914103           338,806        4,690           Sole          Sole      4690
Sysco Corp                         Common         871829107         5,160,694      142,600           Sole          Sole      142600
Target Corp                        Common         87612E106         6,567,287      120,700           Sole          Sole      120700
Texas Instruments Inc              Common         882508104         2,526,300       90,000           Sole          Sole      90000

TUESDAY, JULY 26, 2005                                               PAGE 3 OF 4

                                  TITLE OF                            FAIR                        INVESTMENT
ISSUER                             CLASS            CUSIP         MARKET VALUE     SHARES         DISCRETION       VOTING AUTHORITY
------                            --------        ---------       ------------     -------        ----------       ----------------
Thomas & Betts Corp                Common         884315102           2,016,336       71,400           Sole        Sole      71400
3M Co                              Common         88579Y101           3,810,210       52,700           Sole        Sole      52700
Time Warner Inc                    Common         887317105           3,338,825      199,810           Sole        Sole      199810
U.S. Bancorp                       Common         902973304             789,860       27,050           Sole        Sole      27050
Valero Energy Corp                 Common         91913Y100             300,618        3,800           Sole        Sole      3800
Verizon Communications Inc         Common         92343V104           4,510,157      130,540           Sole        Sole      130540
Wachovia Corp                      Common         929903102             923,056       18,610           Sole        Sole      18610
Wal Mart Stores                    Common         931142103           3,190,840       66,200           Sole        Sole      66200
Washington Mutual Inc              Common         939322103             519,611       12,770           Sole        Sole      12770
Wells Fargo & Company              Common         949746101          10,635,482      172,710           Sole        Sole      172710
Wendys International Inc           Common         950590109           2,488,188       52,218           Sole        Sole      52218
Weyerhaeuser Co                    Common         962166104             230,413        3,620           Sole        Sole      3620
Xerox Corp                         Common         984121103             201,334       14,600           Sole        Sole      14600
Transocean Inc                     Common         G90078109           3,472,430       64,340           Sole        Sole      64340
Aggregate Total                                                     348,826,053    8,984,607

TUESDAY, JULY 26, 2005                                               PAGE 4 OF 4

FMV OF ALL LISTED SECURITIES

SUM OF FAIR MARKET VALUE
------------------------
          337,753,986.00











TUESDAY, JULY 26, 2005                                               PAGE 1 OF 1